Ioannis Tzouganatos	Citi Fund Services	Tel. 617-476-1711
Vice President	100 Summer Street	Ioannis.tzouganatos@citi.com
Suite 1500
Boston, MA 02110

May 21, 2015

VIA ELECTRONIC TRANSMISSION

VIA EDGAR
U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds ( the “Registrant”)
Frontier Markets Fund
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the prospectus supplement for the Frontier Markets Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 12, 2015 (Acc-no: 0001206774-15-001657), which is incorporated herein by reference.

Please feel free to contact me at (617) 476-1711 with any questions concerning this filing.

Very truly yours,

/s/ Ioannis Tzouganatos
Ioannis Tzouganatos
Vice President, Citi Fund Services